ACCRUED PAYROLL AND WELFARE	12 Months Ended
Sep. 30, 2025
Payables and Accruals [Abstract]
ACCRUED PAYROLL AND WELFARE

NOTE 13. ACCRUED PAYROLL AND WELFARE

Accrued payroll and welfare consisted of the following:

	As of September 30,
	2024	2025
	HK$	HK$
Employees	7,840,455	7,790,225
Accrued paid time leave	741,481	1,014,000
Mandatory provident fund	459,006	519,158
	9,040,942	9,323,383